Summary of significant accounting policies - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Automobile Loan Minimum	Mar. 31, 2011 Automobile Loan Maximum	Mar. 31, 2011 Finance leases Minimum	Mar. 31, 2011 Finance leases Maximum	Mar. 31, 2011 PPE Buildings Year	Mar. 31, 2011 Machinery and Equipment Year	Mar. 31, 2011 Assets Leased to Others Year
Significant Accounting Policies [Line Items]
Investments in non-public companies stated at cost		Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.
Advertising costs		$ 3,715	¥ 308,903	¥ 304,375	¥ 389,242
Research and development costs		8,783	730,340	725,345	904,075
Contract period						2	7	2	5
Finance receivables on nonaccrual status		303	25,200	26,599
Finance receivables past due over 90 days and still accruing		339	28,218	38,150
Inventories, LIFO basis		1,818	151,183	199,275
Inventory increase had LIFO been replaced by FIFO basis		$ 697	¥ 57,943	¥ 64,099
Property, plant and equipment, estimated useful lives, minimum										2	2	2
Property, plant and equipment, estimated useful lives, maximum										65	20	5
Intangible assets with a definite life, estimated useful lives	5